SEGMENT REPORTING (Total Net Revenue by Major Customers) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Total net revenue	$ 2,188.9		$ 2,425.9	$ 1,800.8
Hanwha Q CELLS Japan Co., Ltd. [Member]
Revenue, Major Customer [Line Items]
Total net revenue		[1]	284.0	193.4
NextEra Energy Resources, LLC [Member]
Revenue, Major Customer [Line Items]
Total net revenue	$ 345.4		$ 808.7		[1]

[1]	Less than 10%